Contents of Significant Accounts - Bonds Payable - Additional Information (Detail) $ / shares in Units, shares in Millions			12 Months Ended
	May 18, 2018	May 18, 2015 TWD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 TWD ($)	May 18, 2020 TWD ($)	May 18, 2020 USD ($)	Dec. 31, 2019 TWD ($)	May 18, 2015 USD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds issued amount					$ 18,690,384,000			$ 38,781,416,000
Convertible bonds			$ 215,000,000	$ 15,000,000
Convertible bonds converted into shares | shares			465	33
Principal amount of redemption							$ 369,000,000
Cancelled convertible rights						$ 1,166,000,000
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member]
Disclosure of detailed information about bonds [Line Items]
Value of the conversion right of the convertible bonds determined at issuance		$ 1,894,000,000
Convertible bonds, issuance costs		$ 9,000,000
Effective interest rate on the liability component of the convertible bonds		2.03%							2.03%
Bonds issued amount									$ 600,000,000
Per annum interest rate related to early redemption of bonds		(0.25%)
Early Redemption Price, fixed exchange rate		30.708							1.00
Percentage of principal amount, bond will be redeemable for early redemption	99.25%
Conversion price per share | $ / shares		$ 17.50
Percentage of principal amount to redeem bonds on maturity date						98.76%	98.76%
Currency linked zero coupon convertible bonds maturing on May 18, 2020 [member] | Bottom of range [member]
Disclosure of detailed information about bonds [Line Items]
Minimum holding period before issuer may redeem bonds		3 years
Percentage of closing stock price to conversion price for early redemption of bonds		125.00%
Percentage of principal amount that has already been converted, redeemed or repurchased and cancelled, where issuer may redeem the bonds		90.00%